Note 11 - Debt:	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
11.        Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Borrower / Vessel(s)	December 31,	December 31,
	2010	2011
RBS
The Company / Dauntless, Ioannis P	26,706	0
HSH
Amalfi / Amalfi	20,358	0
Jeke / Evian (ex Papillon)**	21,708	0
Warhol / Miss Marilena	35,572	32,932
Indiana / Tyrrhenian Wave	25,857	23,911
Britto / Britto	31,696	29,500
DVB
Banksy / Ionian Wave	22,659	21,110
Hongbo / Hongbo	28,354	26,306
Hongbo / Bridge Loan	5,328	4,928
Japan II / Astrale	26,090	0
ALPHA
Japan III / Cyclades	22,889	0
Lichtenstein / Lichtenstein	34,538	29,179
EMPORIKI
Japan I / Pepito	34,203	0
CENTRAL MARE INC
The Company	0	2,147
SHIPPING FINANCIAL SERVICES INC
The Company	0	396

CONVERTIBLE LOANS
LAURASIA TRADING
The Company	1,878	3,942
Debt Discount	(1,213)	(371)
SANTA LUCIA HOLDINGS
The Company	1,877	0
Debt Discount	(1,123)	0
Total	337,377	173,980
Less-current portion	(337,377)	(173,980)

Borrower / Vessel(s)	December 31,	December 31,
	2010	2011
Jeke / Evian (ex Papillon)**	0	19,769
Debt related to Vessel held for sale	0	19,769

(a) RBS:

On November 21, 2011, the Company repaid in full the outstanding loan balance of the RBS revolving credit facility of 26,165.

(b) HSH:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with HSH of $107,277, excluding unamortized financing fees of $1,164, under two facilities (bulker financing and product tanker financing), as follows:

Bulker Financing

Amalfi: Following the sale of the vessel, the $19,433 then outstanding under the loan were fully repaid in August 2011. On the same date we terminated one of the four Swaps that were related to this facility by paying $364.

Jeke: At December 31, 2011, Jeke had a loan outstanding of $19,932, maturing in February 2015, excluding unamortized financing fees of $162,which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.125%). The applicable interest rate as of December 31, 2011 is 3.55%.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and the fair value of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of the outstanding swaps. The minimum required percentage is set at 130% up to November 2011 and 135% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than 35% of total assets, and iii) EBITDA greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced) v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant and vi) cross collateralization of the two facilities.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants. The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. On April 1, 2011, HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

Product Tanker Financing

Warhol: At December 31, 2011, Warhol had a loan outstanding of $33,246, maturing in February 2019, excluding unamortized financing fees of $313,which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.22%.

Indiana: At December 31, 2011, Indiana had a loan outstanding of $24,279, maturing in March 2019, excluding unamortized financing fees of $368, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.32%.

Britto: At December 31, 2011, Britto had a loan outstanding of $29,821, maturing in May 2019, excluding unamortized financing fees of $321, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3.75%). The applicable interest rate as of December 31, 2011 is 4.23%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and vessels and of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of outstanding swaps. The minimum required percentage is set at 120% up to October 2012 and 125% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than or equal to 35% of total assets, and iii) EBITDA required to be greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced), v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants.  The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. On April 1, 2011, HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

 (c)   DVB:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with DVB of $53,364, excluding unamortized financing fees of $1,020, under two facilities (bulker financing and product tanker financing).

Bulker Financing

 Japan II: Following the sale of the vessel in July 2011, the $25,126 then outstanding under the loan were fully repaid.

Product Tanker Financing

Tranche A:

Tranche A-Banksy: As of December 31, 2011, Banksy had a loan outstanding of $21,600, excluding unamortized financing fees of $490, which bears interest at LIBOR plus a margin (as of December 31, 2011the margin was 2.25%). The applicable interest rate as of December 31, 2011 is 4.23%.

Tranche A-Hongbo: As of December 31, 2011, Hongbo had a loan outstanding of $26,836, excluding unamortized financing fees of $530, which bears interest at LIBOR plus a margin (as of December 31, 2011the margin was 1.55%). The applicable interest rate as of December 31, 2011 is 3.53%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

Tranche B:  On July 31, 2009, the Company amended its $80,000 product tanker facility with DVB in order to take account of a bridge loan (Top Up Loan) of $12,512 used in the financing of the delivery installment of the M/T Hongbo. The bridge loan was payable in full on July 30, 2010. Furthermore, the facility included a cash sweep mechanism whereby 100% of the aggregate of any excess cash being hire earned by M/T Hongbo and M/T Ionian Wave above capital repayments in connection with the relevant loan tranches and interest expenses in connection with relevant tranches and the Top Up Loan, was applied on a quarterly basis as prepayment against the outstanding Top Up Loan, starting on September 16, 2009. During 2009, the Company has prepaid a total amount of $1,313 of the Top Up Loan in accordance with the cash sweep mechanism. In March and June 2010, the Company prepaid an additional amount of $550 and $587, respectively.

On December 1, 2010 the Company has entered into an amended agreement with DVB Bank which among other changes, reassigned the distribution of the outstanding loan facility between the two vessels that were financed and cross-collateralized this facility with the Bulker facility. In addition, the Company obtained waivers for covenant breaches until the end of the year 2010 and restructured the loan relating to the acquisition of the product tankers the M/T Ionian Wave and M/T Hongbo part of which, the Top Up Loan, was due to be repaid on July 30, 2010. Pursuant to the termsheet signed ahead of this agreement, the Company made a partial repayment of $7,710 against the Top Up Loan, out of which $3,710 was funded by cash on hand and $4,000 by two unsecured bridge loan financing facilities with unrelated third parties, Laurasia Trading and Santa Lucia Holdings.

As of December 31, 2011 the outstanding amount of the Top Up Loan, renamed to Tranche B, was $4,928, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 2.25%). The applicable interest rate as of December 31, 2011 is 4.23%.

In connection with the July 2009 amendment of the product tanker financing, the Company issued 1,251,240 common shares to Hongbo Shipping Company Limited, a wholly owned subsidiary, who pledged these shares in favor of DVB. The Company is in the process of canceling these common shares.

The facility, as amended on December 1, 2010, contains various financial covenants, including (i) minimum required security cover whereby the fair market value of the mortgaged vessels and of any additional security is required to be greater than or equal to 115% for the first five years, up to August 2014 and 125% thereafter of the outstanding loan (excluding amounts relating to Tranche B) and the fair value of the outstanding swaps, (ii) minimum net asset value of $0 until 31 December 2010 and thereafter $225,000, calculated on an annual basis, (iii) book equity required to be greater than $180,000, (iv) minimum Free Cash of $2,500 until December 2010 and thereafter minimum cash balances of $25,000 or $500 per vessel ($250 per vessel as cash in hand may be included); and (v) EBITDAR/Interest Expense: minimum 1.00:1.00 until 31 December 2010 and 1.50:1.00 thereafter.

As of December 31, 2011, the Company was in breach the net asset value, the book equity, the minimum cash balance as well as the cross default provision of the product tanker financing as a result of covenant breaches in other credit facilities.  As of the date of this report we are in discussions with DVB in relation to covenants.

(d)ALPHA:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with ALPHA of $29,400, excluding unamortized financing fees of $221 under two facilities (bulker financing and product tanker financing).

Bulker Financing

Japan III: Following the sale of the vessel in November 2011, the $20,750 then outstanding under the loan were fully repaid.

Product Tanker Financing

Lichtenstein: At December 31, 2011, Lichtenstein had a loan outstanding of $29,400, maturing in February 2019, excluding unamortized financing fees of $221, which bears interest at LIBOR plus a margin (as of December 31, 2011 the margin was 3%). The applicable interest rate as of December 31, 2011 is 3,31%.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and any additional security is required to be greater than or equal to 130% of the outstanding loan, ii) market value adjusted net worth required to be greater than or equal to $250,000 iii) book equity (total assets less consolidated debt) required to be greater than $100,000, and iv) minimum cash balances of $25,000.

The facility, among other things, provides for the following: i) margin from of 3% up to March 31, 2010. Thereafter, the margin would be adjusted to 2.25%. As of the date of this annual report, due to covenant breaches, the margin continues being 3%, ii) cross collateralization of this facility with the bulker facility.

As of December 31, 2011, the Company was not in compliance with the asset maintenance, the adjusted net worth, the book equity and the minimum cash balance covenants. Pursuant to an amendment to the loan agreement dated October 14, 2011 the covenant breaches of asset maintenance, adjusted net worth and minimum cash balance covenants were waived until February 28, 2012 but the margin remained at 3%.As of the date of this report we are in discussions with ALPHA in relation to covenants.

(e) EMPORIKI:

Following the sale of the vessel in December 2011, the $29,525 then outstanding under the loan were fully repaid.

Other loans

Laurasia Trading Ltd Credit Facility:

On August 6, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010.

The Company had undertaken to repay the loan by August 17, 2011 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be paid in cash by the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares will result in a transfer of 0.5 million shares to Laurasia Trading Ltd. However the number of shares cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement, unless the board specifically agrees to allow a shareholder to exceed such limit.

Since the Company's stock price was above the debt conversion price of $4 on August 6, 2010, the conversion feature contains a beneficial share settlement option and in accordance with the Financial Accounting Standards Board's, or FASB's, Codifications topic 470-20 "Debt with Conversion and Other Options" the Company  have calculated the beneficial conversion feature to be $2,000 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of the Company's stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2010 was $833 of which $787 is non-cash amortization of the debt discount and $46 is the contractual interest at an interest rate of 6% per year. As of December 31, 2010 the unamortized debt discount was $ 1,213.

On February 15, 2011, the Company entered into an amendment of the initial facility which provides for a new repayment date, specifically, February 15, 2012, with no other change to the terms of the debt or the conversion feature.

On that same date the Company also entered into a new unsecured bridge loan facility for $2,000. The Company has undertaken to repay the loan by February 15, 2012 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be payable in cash at the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4. The total shareholding of Laurasia, resulting from both facilities, cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement unless the board specifically agrees to allow a shareholder to exceed such limit. The loan bears an interest of 8.0% per annum.

On January 20, 2012, the Company amended both Laurasia loans that now bear an interest of 8% and are due to be repaid on August 15, 2012, with no other change to the terms of the debt or the conversion feature.

The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2011 was $3,100 of which $2,841 is non-cash amortization of the debt discount and $259 is the contractual interest. As of December 31, 2011, the unamortized debt discount was $371.

As of December 31, 2011, the outstanding amount was $4.0 million.

Santa Lucia Holdings Ltd Credit Facility:

On August 16, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010. In September 1, 2011 we fully repaid the $2,000 outstanding in cash. The loan granted the right to the lender to get repaid via cash or stock, In case repayment or part repayment had been made in shares, the number of shares would have been calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares would have resulted in a transfer of 0.5 million shares to Santa Lucia Holdings Ltd.

Since the Company's stock price was above the debt conversion price of $4 on August 16, 2010, the conversion feature contained a beneficial share settlement option  and in accordance with FASB's Codifications topic 470-20 "Debt with Conversion and Other Options" we have calculated the beneficial conversion feature to be $1,800 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of our stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's Consolidated Statement of Operations for the year ended December 31, 2010 was $722 of which $677 is non-cash amortization of the debt discount and $45 is the contractual interest at an interest rate of 6% per year. The total interest expense related to the facility in our Consolidated Statement of Operations for the year ended December 31, 2011 was $1,203 of which $1,123 is non-cash amortization of the debt discount and $80 is the contractual interest at an interest rate of 6% per year. As of December 31, 2011 the unamortized debt discount was $0.

Shipping Financial Services Inc Credit Facility:

On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 8% per annum. As of December 31, 2011, the outstanding amount was Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011).

Central Mare Inc Credit Facility:

On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011)  to be used for general working capital purposes. Part of this facility was used to prepay the loan of the MV Astrale following its sale. The Company has undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 0% for the first five months and 8% per annum for the following seven months. As of December 31, 2011, the outstanding amount was Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011).

Loans Securities: All secured loans are secured as follows:

�     Mortgages over the Company's vessels;

�     Assignments of insurance and earnings of the mortgaged vessels;

�     Corporate guarantee of TOP Ships Inc;

�     Pledge over the earnings accounts of the vessels.

Debt Covenants:

As of December 31, 2011, the Company was in breach of loan covenants relating to EBITDA, overall cash position (minimum liquidity covenants), book equity, adjusted net worth, the asset cover with certain banks, as well cross-default covenants with all banks. As a result of these covenant breaches with all the banks, the Company has classified again all its debt and financial instruments as current.

Interest Expense: Interest expense for the years ended December 31, 2009, 2010 and 2011, amounted to $11,009, $11,241 and $10,068 respectively and is included in interest and finance costs in the accompanying consolidated statements of operations (Note 17).

Financing Costs: The additions in deferred financing costs amounted to $696 and $971 during the years ended December, 31 2010 and 2011, For 2011 this figure is mainly due to the two new bridge loans that the Company entered into in 2011, extensions to the maturity of some of the Company's bridge loans and a restructuring of the RBS facility.

The weighted average interest rates, as of December 31 2010 and 2011, excluding all swaps, were 2.83% and 4.01%, respectively.

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $167,461 and $44,438 as of December 31, 2010 and 2011, respectively.

Scheduled Principal Repayments: The annual principal payments required to be made after December 31, 2011, are as follows:

Year ending December 31, 2011	Amount
Principal payments	196,823
Excluding unamortized financing fees Excluding unamortized debt discount	(2,702) (371)
193,750